Related Party Transactions and Relationships and Transactions With Certain Other Parties	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

24 RELATED PARTY TRANSACTIONSAND RELATIONSHIPS AND TRANSACTIONS WITH CERTAIN OTHER PARTIES

(A) Related Party Transactions

The Company considers all transactions with the following parties to be related party transactions.

Name of parties	Relationship
Mr. Chunfeng Tao	Majority stockholder
Mr. Jicun Wang	Principal stockholder
Mr. Peijun Chen	Principal stockholder
Ms. Sumei Chen	Member of the Company’s Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang	Vice President of Administration, Ningbo Keyuan
Mr. WeifengXue	Former Vice President of Accounting, Ningbo Keyuan through August 2011
Mr. HengfengShou	Former Vice President of Sales, Ningbo Keyuan Petrochemical through November 2011 General Manager/President
Mr.Shifa Wang	Vice President Guangxi Project
Mr.Ming Liang Liu	Vice President Production
Mr.Shegeng Ding	Vice President Equipment
Mr. Fan Zhang	CFO
Ningbo Kewei Investment Co., Ltd. (Ningbo Kewei)	A company controlled by Mr. Tao through September 2011
Ningbo Pacific Ocean Shipping Co., Ltd (Ningbo Pacific)	100% ownership by Mr. Wang
Ningbo Hengfa Metal Product Co., Ltd (Ningbo Hengfa, former name"Ningbo Tenglong")	100% ownership by Mr. Chen
Shandong Tengda Stainless Steel Co., Ltd (Shandong Tengda)	100% ownership by Mr. Chen
Ningbo Xinhe Logistic Co., Ltd (Ningbo Xinhe)	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde)	Mr. Tao’s mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011
Ningbo JiangdongJihe Construction Materials Store (JiangdongJihe)	Controlled by Mr. Xue’s Brother-in-law
Ningbo Wanze Chemical Co., Ltd (Ningbo Wanze)	Mr. Tao’s sister-in-law is the legal representative
Ningbo Zhenhai Jinchi Petroleum Chemical Co., Ltd (Zhenhai Jinchi)	Controlled by Mr. Shou

Related party transactions and amounts outstanding with the related parties as of and for the years ended December 31, 2011 and 2010, are summarized as follows. Transactions with Ningbo Kunde and Ningbo Kewei are through the date the related party relationship ceased at which time transactions with these parties are included in details of transactions with certain other parties (Note 24(b)).

Year ended December 31,
2011	2010
Sales of products (a)	$92,771,589	$111,860,732
Purchase of raw material (b)	$7,151,433	$25,014,808
Purchase of transportation services (c)	$3,059,216	$3,659,000
Credit line of guarantee provision for bank borrowings (d)	$142,563,200	$161,994,300
Loan guarantee fees (d)	$1,299,886	$-
Short-term financing from related parties (e)	$13,303,054	$30,839,377
Short-term financing to related parties (e)	$13,188,178	$30,949,048

As of December 31,
2011	2010
Amount due from related parties (f)	$39,350	$5,332,193
Amount due to related parties (g)	$621,077	$115,535

(a)	The Group sold finished products of $92,704,220 and $101,680,459 to Ningbo Kunde in 2011 and 2010, respectively. Sales to Zhenhai Jinchi in 2011 and 2010 were $67,369 and $10,180,273, respectively.

(b)
The Group purchased raw materials of nil and $4,465,563 from Ningbo Kewei during 2011 and 2010, respectively, with no outstanding amount payable to Ningbo Kewei at December 31,2011 and 2010 in respect of these purchase transactions. The Group purchased raw materials of $7,151,433and $20,549,245from Ningbo Kunde during 2011 and 2010, respectively. The outstanding payment in advance to Ningbo Kunde as of December 31, 2010 and 2011 in respect of these purchase transactions was $5,181,809 and Nil respectively.

(c)
The Group purchased transportation services of $3,059,216 and $3,659,000 from Ningbo Xinhe during 2011 and 2010, respectively, and amounts owed to Ningbo Xinhe as of December 31, 2011 and 2010 in respect of these purchase transactions was $621,077 and $119, respectively

(d)	Guarantees for Bank Loans

	Guarantee provided during the year ended December 31		Bank loans guaranteed as of December 31
	2011	2010	2011	2010
Mr. Tao	$12,396,800	$79,887,600	$34,628,000	$36,408,000
Jicun Wang and Sumei Chen	$30,992,000	$-	$1,983,523	$12,136,000
Ningbo Kewei	$34,091,200	$82,106,700	$29,700,067	$11,377,500
Ningbo Pacific	$65,083,200	$-	$27,918,200	$16,687,000
Ningbo Hengfa	$-	$-	$14,795,600	$36,256,300
ShangdongTengda	$-	$-	$944,400	$910,200

Beginning in 2011 loan guarantee fees of 0.3% of the loan principal guaranteed are to be paid quarterly.In 2011, loan guarantee fees were $272,993, $636,427 and $390,466 for Ningbo Hengfa, Ningbo Pacific and Ningbo Kewei, respectively, and are included in $1,548,149 in the statements of operations.

(e)	Short-term financing transactions with related parties

	Year Ended December 31
	2011			2010
	From (i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Shandong Tengda	$-	$-	$-	$2,219,100	$(2,219,100)	$-
Ningbo Kewei	5,423,600	(5,423,600)	-	1,479,400	(1,479,400)	-
Ningbo Kunde	5,423,600	(5,423,600)	-	19,676,020	(19,676,020)	-
JiangdongJihe	2,455,854	(2,340,978)	-	7,464,857	(7,574,528)	(112,459)

	$13,303,054	$(13,188,178)	$-	$30,839,377	$(30,949,048)	$(112,459)

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

(f)	Amount due from related parties consist of the following:

	As of December 31,
	2011	2010
Related Party
Ningbo Kunde	$-	$5,181,809
JiangdongJihe	-	112,459
Mr. Tao	39,350	37,925
	$39,350	$5,332,193

Amounts due from Mr. Tao represents advances made for business expenses, are unsecured, interest free and due on demand.

(g)	Amounts due to related parties consist of the following:

	As of December 31,
	2011	2010
Related Party
Zhenhai Jinchi(prepayment)	$-	$115,416
NinboXinhe	621,077	119
	$621,077	$115,535

Amounts due to related parties primarily represent balances due for raw materials purchase and freight.

(B) Relationships and transactions with certain other parties

The Group has the following relationships and transactions with certain other parties:

Name of parties	Relationship
Ningbo Litong Petrochemical Co., Ltd	Former 12.75% nominee shareholder of Ningbo Keyuan
(Ningbo Litong)
Ningbo JiangdongHaikai Construction	Controlled by cousin of Mr. WeifengXue, former Vice President of Accounting
Materials Store (JiangdongHaikai)
Ningbo JiangdongDeze Chemical Co., Ltd	Controlled by cousin of Mr. WeifengXue, former (JiangdongDeze) Vice President of Accounting
Ningbo Anqi Petrochemical Co., Ltd	Controlled by cousin of Mr. WeifengXue, former (Ningbo Anqi) Vice President of Accounting
Ningbo Kewei Investment Co., Ltd.	A related party through September 2011
(Ningbo Kewei) when control transferred
Ningbo Kunde Petrochemical Co, Ltd.	A related party through September 2011 when control transferred
(Ningbo Kunde)

Transactions and amounts outstanding with these parties for the years ended December 31, 2011 and 2010 are summarized as follows. Transactions with Ningbo Litong are through September 2011.

	Year ended December 31,
	2011	2010

Sales of products (h)	$29,637,868	$29,625,766
Purchase of raw material (i)	$20,253,780	$18,994,104
Credit line of guarantee for bank borrowings (j)	$81,136,800	$-
Loan guarantee fees (j)	$1,242,928	$-
Short-term financing from these parties (k)	$49,873,894	$74,983,618
Short-term financing to these parties (k)	$47,608,361	$77,030,336
Amounts due from these parties	$2,740,970	$2,217,854
Advances from these parties for sales	$130,458	$110,134

(h)
The Group sold finished products of $7,360,796and $29,625,766 to Ningbo Litong in2011 and 2010, respectively. Amounts received in advance from Litong were nil and $110,134 as of December 31, 2011 and 2010, and are included in advances from customers on the consolidated balance sheet. The Group sold finished products of $22,277,072 to Ningbo Kunde in 2011. There were outstanding amounts of $130,458 received in advance from Kunde as of December 31, 2011.

(i)
The Group purchased raw materials of $20,253,780from Ningbo Litong during 2011. During 2010, the Group purchased raw materials of $18,994,104from Ningbo Litong. Amounts prepayable to Litong were $2,740,970and nil as of December 31, 2011 and 2010, respectively.

(j)	Guarantees for Bank Loans

	Guarantee provided		Bank loans guaranteed
	During the year ended December 2011		as of December 2011
	2011	2010	2011	2010
Ningbo Litong	$81,136,800	$-	$61,632,077	$43,993,000

Through December 31, 2010, no compensation was paid in respect of these guarantees. Beginning in 2011, loan guarantee fees of 0.3% of the loan principal guaranteed after January 1, 2011 are to be paid quarterly. Guarantee fees paid to Litong and Kewei were $1,026,567 and $216,361 for the year ended December 31, 2011, respectively.

(k)	Short-term financing transactions

Historically the Group and these parties have provided each other with short-term financing, typically in the form of cash, bills receivable and bills payable.

Short-term financing with these parties is as follows:

	Year Ended December 31
		2011		2010
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Ningbo Litong	$36,366,031	$(34,100,498)	$-	$57,180,289	$(59,343,172)	$2,217,854
JiangdongHaikai	-	-	-	7,447,529	(7,331,364)	-
JiangdongDeze	2,634,320	(2,634,320)	-	4,438,200	(4,438,200)	-
Ningbo Anqi	10,873,543	(10,873,543)	-	5,917,600	(5,917,600)	-

	$49,873,894	$(47,608,36)	$-	$74,983,618	$(77,030,336)	$2,217,854
(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.